As filed with the Securities and Exchange Commission on September 16, 2015

Registration Nos. 33-36528;

811-6161

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT Under THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 177	☒

REGISTRATION STATEMENT Under THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 183	☒

Allianz Funds

(Exact Name of Registrant as Specified in Charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

(888) 852-3922

(Registrant’s telephone number, including area code)

Julian Sluyters

c/o Allianz Global Investors Fund Management LLC

1633 Broadway

New York, NY 10019

Name and address of agent for service:

Copies to:

Thomas J. Fuccillo, Esq.

c/o Allianz Global Investors Fund Management LLC

1633 Broadway

New York, NY 10019

David C. Sullivan, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 177 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 176 on Form N-1A filed August 28, 2015.  This PEA No. 177 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 176 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has met all the requirements for effectiveness of this Post-Effective Amendment No. 177 (the “Amendment”) to this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and the State of New York on the 16th  day of  September, 2015.

ALLIANZ FUNDS

By:	/s/ Julian Sluyters
Name:	Julian Sluyters
Title:	President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

President and
Julian Sluyters*	Chief Executive Officer	September 16, 2015
Julian Sluyters
Treasurer and Principal Financial
Lawrence G. Altadonna*	and Accounting Officer	September 16, 2015
Lawrence G. Altadonna

Deborah A. DeCotis*	Trustee	September 16, 2015
Deborah A. DeCotis

F. Ford Drummond*	Trustee	September 16, 2015
F. Ford Drummond

Bradford K. Gallagher*	Trustee	September 16, 2015
Bradford K. Gallagher

James A. Jacobson*	Trustee	September 16, 2015
James A. Jacobson

Hans W. Kertess*	Trustee	September 16, 2015
Hans W. Kertess

James S. MacLeod*	Trustee	September 16, 2015
James S. MacLeod

William B. Ogden, IV*	Trustee	September 16, 2015
William B. Ogden, IV

Davey S. Scoon*	Trustee	September 16, 2015
Davey S. Scoon

Alan Rappaport*	Trustee	September 16, 2015
Alan Rappaport

*By:	/s/ Julian Sluyters
Julian Sluyters
Attorney-In-fact and Agent for the Individuals Noted Above
Dated: September 16, 2015

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase